Nature of Business and Organization - Additional Information (Detail)	Nov. 22, 2022	Sep. 28, 2022
Tungray Singapore Pte. Ltd [Member]
Equity method investment, ownership percentage	100.00%
Tung Resource Pte Ltd [Member]
Equity method investment, ownership percentage	100.00%
Qingdao Tungray Intelligent Technology Co., Ltd [Member]
Equity method investment, ownership percentage		100.00%